Submission	Jan. 30, 2026
Submission [Line Items]
Central Index Key	0000833444
Registrant Name	Johnson Controls International plc
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A